Document and Entity Information	Aug. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	BOSTON TRUST WALDEN FUNDS
Entity Central Index Key	0000882748
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 31, 2020
Document Effective Date	Aug. 31, 2020
Prospectus Date	May 01, 2020
Walden Balanced Fund | Walden Balanced Fund
Prospectus:
Trading Symbol	WSBFX
Walden Equity Fund | Walden Equity Fund
Prospectus:
Trading Symbol	WSEFX
Walden Midcap Fund | Walden Midcap Fund
Prospectus:
Trading Symbol	WAMFX
Walden SMID Cap Fund | Walden SMID Cap Fund
Prospectus:
Trading Symbol	WASMX
Walden International Equity Fund | Walden International Equity Fund
Prospectus:
Trading Symbol	WIEFX